Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
VanEck Biotech ETF | VanEck Biotech ETF Share Class
Prospectus [Line Items]
Annual Return [Percent]	21.16%	(4.38%)	3.87%	(15.11%)	11.77%	22.05%	25.76%	(10.22%)	16.63%	(15.04%)
VanEck Digital Transformation ETF | VanEck Digital Transformation ETF Class
Prospectus [Line Items]
Annual Return [Percent]	14.57%	44.82%	280.64%	(85.36%)
VanEck Energy Income ETF | VanEck Energy Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.11%	42.39%	15.73%	19.18%	37.99%	(20.50%)	17.88%	(20.24%)	(2.94%)	25.64%
VanEck Environmental Services ETF | VanEck Environmental Services ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.53%	13.01%	13.13%	(10.77%)	27.72%	13.16%	28.22%	(3.13%)	15.72%	30.00%
VanEck Fabless Semiconductor ETF | VanEck Fabless Semiconductor ETF Class
Prospectus [Line Items]
Annual Return [Percent]	30.23%
VanEck Gaming ETF | VanEck Gaming ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.32%	(1.37%)	12.00%	(12.63%)	(4.24%)	11.84%	30.17%	(26.24%)	39.91%	11.08%
VanEck Pharmaceutical ETF | VanEck Pharmaceutical ETF Class
Prospectus [Line Items]
Annual Return [Percent]	21.92%	8.13%	6.89%	2.64%	18.30%	5.20%	19.14%	(5.66%)	15.40%	(17.76%)
VanEck Retail ETF | VanEck Retail ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.45%	19.78%	20.02%	(17.54%)	24.94%	31.36%	29.13%	4.00%	22.21%	(0.58%)
VanEck Robotics ETF | VanEck Robotics ETF Class
Prospectus [Line Items]
Annual Return [Percent]	28.35%	6.39%
VanEck Semiconductor ETF | VanEck Semiconductor ETF Class
Prospectus [Line Items]
Annual Return [Percent]	49.15%	39.10%	73.21%	(33.46%)	42.18%	55.30%	64.51%	(8.98%)	38.32%	35.39%
VanEck Video Gaming and eSports ETF | VanEck Video Gaming and eSports ETF Class
Prospectus [Line Items]
Annual Return [Percent]	26.11%	47.13%	33.40%	(34.43%)	(2.09%)	84.24%	41.59%
VanEck Durable High Dividend ETF | VanEck Durable High Dividend ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.62%	8.58%	0.83%	2.47%	16.45%	0.43%	25.31%
VanEck Long/Flat Trend ETF | VanEck Long/Flat Trend ETF Class
Prospectus [Line Items]
Annual Return [Percent]	10.34%	24.35%	19.64%	(21.98%)	30.71%	15.09%	23.58%	(4.51%)
VanEck Morningstar Global Wide Moat ETF | VanEck Morningstar Global Wide Moat ETF Class
Prospectus [Line Items]
Annual Return [Percent]	25.07%	9.42%	11.20%	(11.34%)	14.47%	16.29%	28.03%
VanEck Morningstar International Moat ETF | VanEck Morningstar International Moat ETF Class
Prospectus [Line Items]
Annual Return [Percent]	23.73%	2.39%	10.59%	(7.42%)	0.26%	7.29%	16.71%	(13.35%)	29.66%	5.12%
VanEck Morningstar SMID Moat ETF | VanEck Morningstar SMID Moat ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.48%	10.79%	17.27%
VanEck Morningstar Wide Moat ETF | VanEck Morningstar Wide Moat ETF Class
Prospectus [Line Items]
Annual Return [Percent]	13.20%	10.73%	31.72%	(13.54%)	24.06%	14.76%	34.96%	(1.27%)	23.20%	21.73%
VanEck Social Sentiment ETF | VanEck Social Sentiment ETF Class
Prospectus [Line Items]
Annual Return [Percent]	30.59%	33.76%	54.48%	(47.67%)
VanEck Real Assets ETF | VanEck Real Assets ETF Class
Prospectus [Line Items]
Annual Return [Percent]	27.20%	12.41%	6.14%	1.83%	28.83%	(13.73%)	6.24%
VanEck Commodity Strategy ETF | VanEck Commodity Strategy ETF Class
Prospectus [Line Items]
Annual Return [Percent]	21.73%	6.55%	(3.51%)